THE PURISIMA FUNDS

The Purisima All-Purpose Fund

Supplement dated February 6, 2006
to the Statement of Additional Information dated October 6, 2005

The Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”) and therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Please keep this Supplement with your Statement of Additional Information.